HEARTLAND SELECT VALUE FUND (Prospectus Summary) | HEARTLAND SELECT VALUE FUND
heartland select value fund
INVESTMENT GOAL
The Select Value Fund seeks long-term capital appreciation.
FEES AND EXPENSES OF THE SELECT VALUE FUND
This table describes the fees and expenses that you may pay if you buy and hold Investor or Institutional Class Shares of the Select Value Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - - HEARTLAND SELECT VALUE FUND - USD ($)	Investor Class Shares	Institutional Class Shares
Maximum Sales Charge (Load) Imposed on Purchases	none	none
Maximum Deferred Sales Charge (Load)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Distributions	none	none
Redemption Fee (as a percentage of the net asset value of any shares that are redeemed or exchanged within 10 days after they were purchased)	2.00%	2.00%
Exchange Fee	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - - HEARTLAND SELECT VALUE FUND	Investor Class Shares	Institutional Class Shares
Management Fees	0.75%	0.75%
Distribution (12b-1) Fees	0.25%	none
Other Expenses	0.23%	0.26%
Total Annual Fund Operating Expenses	1.23%	1.01%	[1]
[1]	Heartland Advisors, Inc. (“Heartland Advisors”) has voluntarily agreed to waive certain fees and/or reimburse certain expenses with respect to the Institutional Class Shares of the Fund, to the extent necessary to maintain the Institutional Class Shares’ Total Annual Fund Operating Expenses at a ratio of 0.99% of average daily net assets. Heartland Advisors may modify or discontinue these waivers and/or reimbursements at any time without notice.

EXAMPLE .

This Example is intended to help you compare the cost of investing in the Select Value Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - - HEARTLAND SELECT VALUE FUND - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Investor Class Shares	125	390	675	1,487
Institutional Class Shares	103	321	558	1,235

Portfolio Turnover

The Select Value Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 43% of the average value of its portfolio.

Principal Investment Strategies of the SELECT VALUE FUND

The Select Value Fund invests primarily in a concentrated number (generally 40 to 60) of common stocks of all sizes, selected on a value basis and whose current market prices, in Heartland Advisors’ judgment, are undervalued relative to their intrinsic value. They normally have market capitalizations in excess of $500 million at the time of purchase. The median market capitalization of the Fund is expected to fluctuate over time depending on Heartland Advisors’ perceptions of relative valuations, future prospects, and market conditions.

The Fund utilizes Heartland Advisors’ disciplined and time-tested 10 Principles of Value Investing TM framework to identify securities with the potential for appreciation and a potential margin of safety to limit downside risk. The 10 Principles of Value Investing™ are: catalyst for recognition, low price in relation to earnings, low price in relation to cash flow, low price in relation to book value, financial soundness, positive earnings dynamics, sound business strategy, capable management and insider ownership, value of the company, and positive technical analysis.

Principal Risks of Investing in the Select Value Fund

The Select Value Fund is designed for investors who seek long-term capital appreciation from a diversified, actively managed portfolio of stocks of all sizes. It is constructed as a core value holding for investors who can accept the volatility and other investment risks of the broad-based equity markets, but want to manage these risks by investing in companies believed to be undervalued relative to their intrinsic value.

The principal risk of investing in the Select Value Fund is that its share price and investment return will fluctuate, and you could lose money. Additional principal investment risks of the Fund include:

-	Management Risk. The ability of the Fund to meet its investment objective is directly related to Heartland Advisors’ investment strategies for the Fund.

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Sector Risk. Although Heartland Advisors selects stocks based on their individual merits, some economic sectors will represent a larger portion of the Fund’s overall investment portfolio than other sectors. Potential negative market or economic developments affecting one of the larger sectors could have a greater impact on the Fund than on a fund with less weighting in that sector.

o	Financials Sector Risk. Companies in the financials sector are subject to risks relating to regulatory change, decreased liquidity in credit markets and unstable interest rates.

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General Market Risk. The market value of a security may move up or down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time.

-	Equity Market Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.

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Value-Style Investing Risk. Value stocks can perform differently from the market as a whole and from other types of stocks. Value investments are subject to the risk that their intrinsic value may not be recognized by the broad market.

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SMALLER COMPANY SECURITIES risk. Equity securities of the smaller companies in which the Fund may invest generally involve a higher degree of risk than investments in the broad-based equity markets. The security prices of smaller companies generally are more volatile than those of larger companies, they generally will have less market liquidity, and they may be more likely to be adversely affected by poor economic or market conditions.

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Limited Portfolio Risk . As the Fund invests in a limited number of stocks, a change in the value of any single holding may have a more pronounced effect on the Fund’s net asset value (“NAV”) and performance than would be the case if it held more positions. This generally will increase the volatility of the Fund’s NAV and investment return.

An investment in a Fund is not a deposit of a bank, nor insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other governmental agency. It is not designed to be a complete investment program, and while you may make money, you can also lose money. Each Fund’s share price will fluctuate.

Past Performance

The following tables show historical performance of the Select Value Fund and provide some indication of the risks of investing in the Fund. Table I shows how the total returns before taxes for the Fund’s Investor Class Shares have varied from year to year for the past 10 years. Table II shows how the Fund’s average annual total returns compare to those of a securities market index. Performance information for the Institutional Class Shares prior to May 1, 2008 is based on the performance of the Investor Class. Past performance (before and after taxes) does not guarantee future results. Recent performance information for the Fund is available on the Fund’s website at heartlandadvisors.com or by calling 1-800-432-7856.

TABLE I Select Value Fund - Investor Class Shares - Year-by-Year Total Returns

Best Quarter:	Worst Quarter:
3rd Quarter of 2009….21.79%	4th Quarter of 2008 . . . .-23.59%

TABLE II Select Value Fund - Average Annual Total Returns [for the periods ended 12/31/17]
Average Annual Total Returns - - HEARTLAND SELECT VALUE FUND	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns,10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Investor Class Shares	Return Before Taxes	12.42%	12.54%	7.90%	10.42%	Oct. 11, 1996
Investor Class Shares | After Taxes on Distributions	Return After Taxes on Distributions	9.18%	9.38%	6.26%	9.17%	Oct. 11, 1996
Investor Class Shares | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	9.73%	9.63%	6.23%	8.80%	Oct. 11, 1996
Institutional Class Shares	Return Before Taxes	12.69%	12.85%	8.21%	10.57%	Oct. 11, 1996
Russell 3000® Value Index	Russell 3000 ® Value Index (reflects no deduction for fees, expenses or taxes)	13.19%	13.95%	7.19%	9.01%	Oct. 11, 1996

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In addition, after-tax returns are shown only for Investor Class Shares, and after-tax returns for the Institutional Class Shares will vary. The differences in before-tax returns and after-tax returns on distributions and sale of Fund shares are due to adjustments incorporated into the after-tax returns for qualified taxable dividend income and qualifying foreign tax credits.